INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Loss before provision for income taxes consisted of:

	June 30, 2016	June 30, 2017	June 30, 2018	June 30, 2018
	RMB	RMB	RMB	U.S. Dollars
Outside China areas	¥(14,257,066)	¥(28,079,918)	¥(21,599,806)	$(3,262,908)
China	(26,079,666)	(2,815,983)	(23,759,198)	(3,589,113)
Total	¥(40,336,732)	¥(30,895,901)	¥(45,359,004)	$(6,852,021)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax asset, net is comprised of the following:

	June 30, 2017	June 30, 2018	June 30, 2018
	RMB	RMB	U.S. Dollars
Allowance for doubtful receivables	¥925,907	¥703,545	$106,279
Loss from investment in unconsolidated entity	-	605,660	91,492
Net operating loss carryforwards	3,425,411	6,911,270	1,044,030
Less: Valuation allowance	(4,351,318)	(8,220,475)	(1,241,801)
Deferred income tax assets, net	¥-	¥-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates:

	For the years ended June 30,
	2016	2017	2018	2018
	RMB	RMB	RMB	U.S. Dollars
Income tax benefits calculated at statutory rates	¥(6,230,384)	¥(580,551)	¥(5,679,505)	$(857,957)
Nondeductible expenses and others	1,774,956	93,709	(65,427)	(9,884)
Benefit of favorable rate for high-technology companies	2,492,154	232,221	2,009,486	303,557
Benefit of revenue exempted from enterprise income tax	(43,363)	(19,919)	(55,748)	(8,421)
Change in valuation allowances	3,748,735	602,583	3,869,157	584,482
Tax refund	(1,196,253)	(20,143)	(61,733)	(9,325)
Provision for income tax	¥545,845	¥307,900	¥16,230	$2,452

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The Company’s tax expense is comprised of the following:

	For the years ended June 30,
	2016	2017	2018	2018
	RMB	RMB	RMB	U.S. Dollars
Current income tax provision	¥-	¥307,900	¥16,230	$2,452
Adjust over accrued tax of prior years	(1,196,253)	-	-	-
Deferred income taxes provision	1,742,098	-	-	-
Expense for income tax	¥545,845	¥307,900	¥16,230	$2,452